SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property and Equipment, Net

Building	30 years
Computer equipment	3 to 5 years
Furniture, fixtures and office equipment	3 to 5 years
Software	3 to 10 years
Motor vehicles	5 years
Leasehold improvements	The shorter of lease terms and estimated useful lives

Employee Benefit Plans

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of revenues	6,780,226	7,161,205	8,655,350
Research and development	316,293	294,859	261,176
Sales and marketing	4,199,996	4,033,438	5,218,767
General and administrative	3,742,289	3,405,996	3,399,854
Total expense due to employee benefit plans	15,038,804	14,895,498	17,535,147